PGIM S&P 500 Buffer 20 ETF - January Average Annual Total Returns		12 Months Ended			19 Months Ended								20 Months Ended										21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	[1]	Dec. 31, 2025	[2]	Dec. 31, 2025	[3]	Dec. 31, 2025	[4]	Dec. 31, 2025	[5]	Dec. 31, 2025	[6]	Dec. 31, 2025	[7]	Dec. 31, 2025	[8]	Dec. 31, 2025	[9]	Dec. 31, 2025	[10]	Dec. 31, 2025 [11]	Dec. 31, 2025 [12]	Dec. 31, 2025 [13]	Dec. 31, 2025
S&P 500 Price Return Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.39%	16.39%		17.86%		17.86%		17.86%		17.86%		20.23%		20.23%		20.23%		17.86%		20.23%		16.32%	17.46%	19.75%	19.80% [14]
No Share Class
Prospectus [Line Items]
Average Annual Return, Percent		10.35%																								11.03%
Performance Inception Date	Dec. 29, 2023
No Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.35%																								11.03%
Performance Inception Date	Dec. 29, 2023
No Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.13%																								8.51%
Performance Inception Date	Dec. 29, 2023

[1]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[2]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[3]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[4]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[5]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[6]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[7]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[8]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[9]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[10]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[11]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[12]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[13]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
[14]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.